Finance expenses	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Finance expenses

Note 21 – Finance expenses:

	For the year ended December 31
	2025	2024	2023
	NIS in thousands
Expenses in respect of fees and interest	18,883	19,825	23,493
Exchange differences	155	70	554
Interest expense in respect of lease liability	779	820	726
Other	171	2,147	828
Total finance expenses	19,988	22,862	25,601